UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value

Argentina — 0.3%
Ternium ADR	356,805	$6,115,638

Brazil — 7.7%
Banco do Brasil	1,643,600	12,655,092
BRF	717,000	17,203,190
CETIP - Mercados Organizados	762,100	9,784,532
Cia de Saneamento Basico do Estado de Sao Paulo	65,563	324,974
Cia de Saneamento de Minas Gerais-COPASA	115,100	729,228
Cia Energetica de Minas Gerais ADR	413,702	1,865,796
Cosan, Cl A	389,339	2,686,439
EDP - Energias do Brasil	372,700	1,202,863
Embraer ADR	456,779	16,106,028
Embratel Participacoes*	794	3
Empresa Brasileira de Aeronautica	241,500	2,136,666
Fibria Celulose*	650,400	7,829,282
FII BTG Pactual Corporate Office Fund‡	6,995	280,530
Gafisa	396,300	280,619
JBS	3,143,407	13,401,873
Kroton Educacional	1,415,700	6,489,559
Light	496,800	2,621,704
Lojas Renner	15,000	394,112
Magazine Luiza	180,300	455,579
Marfrig Global Foods*	1,476,100	2,750,583
Nova Embrapar Participacoes*	854	—
Porto Seguro	550,300	5,557,861
Qualicorp*	343,400	3,397,846
Raia Drogasil	125,600	1,210,010
Sao Martinho	41,300	524,244
Seara Alimentos*(A)	911	2
Ser Educacional	26,500	133,327
Smiles	22,400	352,706
Telefonica Brasil ADR	354,927	6,544,854
Tim Participacoes	1,524,100	6,725,182
Tim Participacoes ADR	323,019	7,129,029
Valid Solucoes	21,900	313,819
Via Varejo*	325,200	2,139,115

		133,226,647

Chile — 0.6%
Corpbanca ADR	16,234	269,809
Empresa Nacional de Electricidad ADR	6,729	287,328
Enersis ADR	635,171	9,686,358

		10,243,495

China — 14.1%
Agricultural Bank of China	45,031,000	21,989,258
Air China	4,736,000	4,543,767
ANTA Sports Products	169,000	297,788
Bank of China	77,239,000	43,119,345
Bank of Chongqing	482,500	393,751

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — continued
Bank of Communications	4,211,000	$3,535,185
BYD Electronic International	348,500	364,506
China Citic Bank	20,063,000	14,836,325
China Communications Construction	1,860,000	2,020,674
China Construction Bank	34,067,000	27,269,982
China Eastern Airlines*	628,000	318,495
China Everbright Bank	2,691,000	1,434,177
China Galaxy Securities	5,274,000	5,615,529
China Merchants Bank	7,001,500	15,627,344
China Railway Construction	2,894,500	3,317,677
China Railway Group	5,925,000	4,324,924
China Shenhua Energy	243,500	668,416
China Shipping Container Lines*	1,556,000	488,313
China Southern Airlines	8,000,000	4,259,871
China Sports International*	670,000	15,686
China Telecom	32,234,000	19,062,738
Chongqing Rural Commercial Bank	3,122,000	1,911,002
Datang International Power Generation	2,262,000	1,236,727
Great Wall Motor	170,000	970,341
Guangdong Electric Power Development, Cl B	558,444	424,292
Huadian Power International	3,458,000	3,127,555
Huaneng Power International	12,498,000	17,493,366
JA Solar Holdings ADR*	112,680	901,440
Jiangling Motors, Cl B	56,800	276,223
Jiangsu Future Land, Cl B (A)	561,100	284,478
Jiangxi Copper	766,000	1,246,785
Jintian Pharmaceutical Group	794,000	248,643
KWG Property Holding	526,000	335,934
Metallurgical Corp of China	1,164,000	359,222
NetEase ADR	155,002	16,933,968
Noah Holdings ADR	18,720	349,502
Perfect World ADR	131,569	2,493,233
PICC Property & Casualty	238,000	464,177
Ping An Insurance Group of China	127,000	1,346,064
Qingling Motors	508,000	170,375
Semiconductor Manufacturing International*	4,278,000	370,812
Shanghai Mechanical and Electrical Industry, Cl B	268,300	621,651
Shenzhen Expressway	446,000	346,786
SinoMedia Holding	290,000	140,459
Sinopharm Group	182,000	662,673
Sinotrans	961,000	679,552
SOHO China	709,000	492,396
Weiqiao Textile	992,000	542,762
WuXi PharmaTech Cayman ADR*	185,806	7,450,821
Xinhua Winshare Publishing and Media	433,000	392,106
YY ADR*	102,656	7,389,179
Zhejiang Expressway	296,000	376,680
Zijin Mining Group	1,160,000	353,232

		243,896,187

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Czech Republic — 0.1%
CEZ	49,069	$1,148,521

Egypt — 0.2%
Commercial International Bank Egypt SAE	335,463	2,430,349
Talaat Moustafa Group	521,702	787,489
Telecom Egypt	282,406	454,597

		3,672,435

Greece — 0.0%
Aegean Marine Petroleum Network	26,157	360,705
Tsakos Energy Navigation*	44,637	307,995

		668,700

Hong Kong — 3.6%
Belle International Holdings	1,651,000	1,868,826
Chaoda Modern Agriculture Holdings ADR*	6,346	17,071
China Minsheng Banking	2,331,500	2,830,122
China Mobile	2,228,500	29,212,265
China Power International Development	3,801,000	2,158,064
China Resources Cement Holdings	1,072,000	636,173
China Taiping Insurance Holdings*	228,200	701,903
China Travel International Investment Hong Kong	1,524,000	500,110
China Unicom Hong Kong	6,726,000	10,067,450
Geely Automobile Holdings	5,580,000	2,286,064
GOME Electrical Appliances Holding	9,975,000	1,373,087
Guangdong Investment	278,000	373,169
Huabao International Holdings	413,000	325,436
New China Life Insurance (A)	887,200	5,109,900
New World China Land	492,000	306,335
Nine Dragons Paper Holdings	457,000	335,705
People’s Insurance Group of China	5,326,000	2,593,283
Real Nutriceutical Group	885,000	250,188
Sino Biopharmaceutical	448,000	447,548
Skyworth Digital Holdings	628,000	354,156
Tonly Electronics Holdings	71,000	50,096
Xiamen International Port	1,210,000	308,609

		62,105,560

India — 12.4%
Amtek Auto	676,330	1,889,569
Andhra Bank	216,224	316,855
Apollo Tyres	2,386,085	9,312,108
Aptech	5,547	6,384
Aurobindo Pharma	840,538	16,911,418
Bank of India*	74,858	320,705
Bharat Forge	113,628	1,894,438
Bharat Petroleum	362,518	4,369,277
Britannia Industries	31,616	962,576
Cairn India	654,125	2,458,026
Canara Bank	586,675	4,184,552
CCL Products India	161,888	496,387
Ceat	63,505	839,033

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

India — continued
Colgate-Palmolive India	11,413	$345,012
Dr Reddy’s Laboratories	26,263	1,359,672
Escorts	171,715	356,608
Exide Industries	679,644	2,037,427
Federal Bank	322,968	737,613
Geometric	101,511	201,475
Gujarat State Fertilisers & Chemicals	515,989	833,019
HCL Technologies	868,951	25,076,696
Hero MotoCorp	224,890	10,380,392
Hexaware Technologies	631,474	2,294,224
Hindalco Industries	1,586,359	3,564,699
Hindustan Petroleum	490,506	5,186,435
Hindustan Unilever	44,854	675,183
Hindustan Zinc	133,515	376,378
Idea Cellular	143,506	358,062
Indraprastha Gas	205,809	1,540,666
Infosys ADR	836,600	28,511,328
Infosys	33,513	1,151,904
Jet Airways India*	46,002	380,255
JK Tyre & Industries	596,820	1,165,502
JSW Energy	209,243	408,092
Lupin	385,430	9,863,316
Maruti Suzuki India	104,112	6,122,943
Mindtree	56,584	1,206,242
MRF	16,312	10,535,213
National Aluminium	324,062	236,677
NCC	251,500	307,346
Petronet LNG	104,611	303,507
Reliance Infrastructure	85,101	696,071
Sasken Communications Technologies	175,093	646,262
Sintex Industries	183,266	327,173
SRF	24,120	369,188
Sun Pharmaceutical Industries	245,579	3,632,903
Syndicate Bank	550,011	1,036,774
Tata Chemicals	91,225	671,394
Tata Elxsi	108,901	1,339,850
Tata Motors	2,472,768	23,319,614
Tata Motors ADR	46,279	2,282,480
Tata Sponge Iron	33,199	349,592
TVS Motor	367,106	1,820,650
Uflex	139,860	341,699
UPL	722,056	4,284,998
Wipro	1,344,260	13,123,403
WNS Holdings ADR*	80,743	1,816,718

		215,535,983

Indonesia — 1.2%
Adaro Energy	2,942,400	231,202
Agung Podomoro Land	5,873,000	205,815
Bank Mandiri Persero	594,500	512,106
Bank Negara Indonesia Persero	7,541,500	3,695,180

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — continued
Darma Henwa*	6,998,260	$27,623
Elnusa	5,914,000	264,204
Gajah Tunggal	812,378	93,270
Indofood Sukses Makmur	4,787,900	2,846,025
Lippo Cikarang*	339,500	306,633
Matahari Department Store	294,500	359,680
Multipolar*	4,964,500	329,452
Pakuwon Jati	8,256,000	323,735
Perusahaan Perkebunan London Sumatra Indonesia	4,378,700	633,791
Surya Semesta Internusa	8,109,000	698,781
Tambang Batubara Bukit Asam Persero	288,300	257,662
Telekomunikasi Indonesia ADR	79,449	3,503,701
Telekomunikasi Indonesia Persero	19,835,000	4,403,319
United Tractors	780,800	1,098,711
Vale Indonesia	1,157,400	313,677

		20,104,567

Malaysia — 2.5%
British American Tobacco	22,400	407,192
Digi.Com	855,600	1,511,684
DRB-Hicom	998,600	490,685
Hong Leong Bank	68,200	263,017
IJM	176,700	336,007
KSL Holdings	514,400	283,792
Land & General	1,527,000	219,730
RHB Capital	143,200	321,825
Telekom Malaysia	3,979,900	7,656,136
Tenaga Nasional	7,665,100	30,572,454
Westports Holdings	370,400	356,901
YTL	1,111,700	539,303

		42,958,726

Mexico — 4.2%
Alfa, Ser A*	3,160,497	5,768,785
America Movil ADR, Ser L	1,539,311	32,925,862
America Movil, Ser L	6,107,259	6,543,419
Arca Continental*	133,601	792,363
Axtel*	762,000	172,841
Bio Pappel*	59,713	89,632
Compartamos*	398,802	757,456
Credito Real	112,381	226,345
Gruma, Cl B	649,232	6,951,649
Grupo Aeroportuario del Pacifico ADR	13,336	885,644
Grupo Aeroportuario del Pacifico, Cl B	887,143	5,865,755
Grupo Financiero Inbursa, Cl O	375,327	970,274
Grupo Financiero Interacciones, Cl O	168,034	1,112,155
Grupo Simec, Ser B*	102,318	284,234
Grupo Televisa ADR*	164,037	5,349,247
OHL Mexico*	1,803,469	3,422,976

		72,118,637

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Panama — 0.1%
Avianca Holdings ADR	114,340	$1,366,363

Peru — 0.4%
Credicorp	46,330	6,677,080

Philippines — 0.5%
Aboitiz Power	681,100	685,005
Cebu Air	210,340	451,754
First Gen	546,900	385,322
Globe Telecom	6,955	274,525
Nickel Asia	991,350	610,211
Universal Robina	700,700	3,287,390
Vista Land & Lifescapes	18,919,900	2,950,344

		8,644,551

Poland — 1.5%
Asseco Poland	54,129	801,859
Enea	78,613	349,280
Energa	262,898	1,489,678
Grupa Lotos*	81,913	540,521
KGHM Polska Miedz	69,471	1,969,474
PGE	601,318	3,150,789
Polski Koncern Naftowy Orlen	857,505	12,652,120
Powszechny Zaklad Ubezpieczen	17,723	2,410,328
Tauron Polska Energia	2,327,921	3,131,911

		26,495,960

Russia — 0.3%
Novolipetsk Steel GDR	33,283	433,706
OAO Gazprom ADR	151,068	606,401
Severstal PAO GDR	160,744	1,465,985
Sistema GDR	303,923	1,352,457
Surgutneftegas ADR	96,347	418,317
Tatneft ADR	65,869	1,542,438

		5,819,304

South Africa — 6.2%
Attacq*	170,899	334,313
AVI	50,758	367,823
Barclays Africa Group	136,303	2,317,209
Barloworld	81,677	616,294
Capital Property Fund‡	292,599	372,591
Clicks Group	49,136	379,754
Coronation Fund Managers	34,133	302,080
FirstRand	6,676,486	29,712,880
Foschini Group	116,614	1,671,963
Gold Fields ADR	208,042	1,227,448
Growthpoint Properties‡	136,663	343,125
Imperial Holdings	89,314	1,573,346
Investec	34,502	288,995
Liberty Holdings	254,071	2,860,344
Mediclinic International	94,311	932,549

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Africa — continued
MMI Holdings	2,531,777	$6,811,556
Mondi	110,107	1,978,529
Mr Price Group	94,625	2,143,251
Netcare	446,197	1,481,302
Rand Merchant Insurance Holdings	97,461	355,600
Redefine Properties‡	1,639,965	1,601,284
Sanlam	1,536,912	9,211,859
Sappi*	297,263	1,220,499
Sasol	485,580	17,539,144
Shoprite Holdings	31,533	498,463
Sibanye Gold	490,856	1,327,223
Sibanye Gold ADR	43,248	481,783
SPAR Group	81,254	1,281,765
Standard Bank Group	355,722	4,697,390
Steinhoff International Holdings	1,860,224	9,507,500
Telkom	660,239	3,945,548

		107,383,410

South Korea — 17.1%
Amorepacific*	811	1,954,522
Amorepacific Group*	383	436,561
Asiana Airlines*	56,323	444,466
AtlasBX*	249,908	9,780,598
CJ*	101,167	15,883,869
CJ Hellovision*	33,523	277,607
CKH Food & Health*	80,755	287,989
Coway*	4,460	357,428
Daewoo Securities*	301,371	2,762,699
Daou Technology*	39,180	521,740
Dongbu Insurance*	7,309	352,605
Dongyang E&P*	15,443	182,721
Ecoplastic*	228,571	543,255
Hana Financial Group	528,193	15,439,481
Hanil E-Hwa*	119,199	1,306,716
Hanwha*	283,370	7,069,666
Hite Holdings*	14,760	155,446
Husteel*	22,760	362,988
Hyundai Hy Communications & Networks*	15,910	63,032
Hyundai Marine & Fire Insurance*	31,367	746,481
Hyundai Motor	50,667	7,786,711
Hyundai Steel	8,767	525,989
INTOPS	8,242	138,492
Kia Motors	475,025	19,852,277
Korea District Heating*	2,802	138,348
Korea Electric Power*	323,816	12,660,863
Korean Air Lines*	84,753	3,678,804
KT*	498,500	13,572,497
Ktis*	65,330	218,430
Kwangju Bank*	73,625	599,651
Kyobo Securities*	12,515	111,437
Kyongnam Bank*	78,035	773,879

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Korea — continued
LG Display	620,301	$20,381,926
LG Electronics	79,479	4,403,195
LG Uplus	143,340	1,580,265
LIG Insurance	31,920	669,075
Monalisa*	111,742	287,057
Samsung Electronics	64,365	79,902,637
Samsung Life Insurance	20,912	2,147,957
Samsung Securities*	8,107	349,791
Seoyeon*	89,170	1,139,126
SK Holdings*	75,349	11,747,740
SK Hynix	703,920	30,406,229
SK Telecom	45,919	12,033,805
SundayToz*	65,148	1,056,331
Sungwoo Hitech*	27,695	305,484
Taeyoung Engineering & Construction*	67,270	297,821
Tongyang Life Insurance*	33,896	340,208
Tovis	23,192	417,085
TS*	21,286	485,840
Woori Bank*	957,545	7,705,190
Youngone Holdings*	12,776	1,046,764

		295,690,774

Taiwan — 13.6%
Accton Technology	450,000	221,774
Advanced Semiconductor Engineering	3,790,000	4,759,179
AU Optronics	15,048,000	8,181,443
Cathay Financial Holding	213,000	305,023
Chang Hwa Commercial Bank	494,000	278,744
Charoen Pokphand Enterprise	239,400	207,566
Cheng Loong	1,863,680	755,889
Cheng Uei Precision Industry	239,000	421,596
China Airlines*	4,558,000	2,306,322
China Steel	1,817,000	1,539,346
ChipMOS Technologies	225,000	330,971
Coretronic	689,250	972,618
CTBC Financial Holding	4,041,000	2,563,428
Elite Material	268,000	361,065
Elitegroup Computer Systems	300,926	259,607
Feng TAY Enterprise	111,003	415,201
First Financial Holding	7,778,000	4,531,135
Formosan Rubber Group	287,000	292,870
Foxconn Technology	1,464,000	3,963,996
Fubon Financial Holding	15,057,520	23,859,994
Global Brands Manufacture	389,643	132,479
Gold Circuit Electronics	998,000	695,372
Hannstar Board	509,234	257,701
Hon Hai Precision Industry	12,703,712	34,858,902
Hua Nan Financial Holdings	500,000	277,946
Innolux	24,709,640	11,904,196
Inotera Memories*	4,896,000	7,000,200
Inventec	7,040,851	5,200,377

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — continued
King Yuan Electronics	2,127,000	$1,776,907
King’s Town Bank	1,280,000	1,350,880
Lite-On Technology	2,803,184	3,454,984
Mega Financial Holding	4,308,000	3,287,192
Mercuries & Associates Holding	1,190,138	774,855
Micro-Star International	993,000	1,106,176
Mirle Automation	259,000	235,956
Pegatron	8,651,343	23,004,620
Pou Chen	8,669,270	11,872,551
Radium Life Tech	614,040	317,742
Shinkong Synthetic Fibers	649,000	222,204
Sigurd Microelectronics	390,000	371,338
Siliconware Precision Industries	1,334,000	2,249,432
SinoPac Financial Holdings	13,059,560	5,314,827
Sun Financial Holding	601,000	369,718
Taishin Financial Holding	14,962,807	6,134,946
Taiwan PCB Techvest	455,000	728,785
Taiwan Semiconductor	454,000	470,480
Taiwan Semiconductor Manufacturing	117,000	514,523
Taiwan Semiconductor Manufacturing ADR	1,239,012	28,137,963
Taiwan Surface Mounting Technology	616,980	800,934
Taiwan Union Technology	395,000	356,500
Tatung*	3,520,000	983,879
Tripod Technology	172,000	372,414
United Integrated Services	256,000	248,950
United Microelectronics	25,149,000	12,178,224
Vanguard International Semiconductor	452,000	765,614
Wan Hai Lines	1,864,000	1,976,916
Winbond Electronics*	13,969,000	4,379,942
Wistron	834,000	760,350
Yageo	354,520	634,920
Yang Ming Marine Transport	1,578,000	849,741
Yuanta Financial Holding	7,171,000	3,440,128

		236,299,531

Thailand — 4.1%
Ananda Development	2,546,400	294,955
AP Thailand	4,062,100	793,731
Asia Aviation*	2,526,800	419,831
Bangchak Petroleum NVDR	2,392,800	2,504,962
Bangkok Airways*	555,600	370,060
Bangkok Bank	803,000	4,668,130
Bangkok Bank NVDR	420,400	2,443,937
Bangkok Expressway NVDR	166,400	198,553
Delta Electronics Thailand NVDR	169,700	383,383
Electricity Generating Public NVDR	60,900	302,394
Jasmine International NVDR	2,898,500	733,289
Kasikornbank NVDR	246,100	1,665,025
Krung Thai Bank	5,257,400	3,639,669
Krung Thai Bank NVDR	10,352,900	7,167,257
Pruksa Real Estate NVDR	406,100	398,748

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — continued
PTT Global Chemical NVDR	3,583,700	$6,184,031
PTT NVDR	1,555,100	16,442,130
Ratchaburi Electricity Generating Holding NVDR	131,200	240,220
Regional Container Line NVDR*	839,700	243,682
RS NVDR	1,069,900	652,449
Siam Commercial Bank NVDR	215,400	1,179,988
Srithai Superware NVDR	3,518,500	289,803
Syntec Construction	4,029,200	410,498
Thai Airways International NVDR	759,800	354,512
Thai Union Frozen Products NVDR	6,443,200	4,278,037
Thanachart Capital	3,005,900	3,049,729
Thanachart Capital NVDR	2,550,300	2,587,486
TMB Bank NVDR	17,278,300	1,634,431
Total Access Communication NVDR	2,339,100	6,710,734
TPI Polene	19,075,100	1,409,300

		71,650,954

Turkey — 4.4%
Aksa Akrilik Kimya Sanayii	381,852	1,480,116
Aksa Enerji Uretim, Cl B*	268,308	363,627
Alarko Gayrimenkul Yatirim Ortakligi‡	66,476	578,647
EGE Endustri VE Ticaret	4,047	336,788
Eregli Demir ve Celik Fabrikalari	10,306,194	18,476,272
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret	12,541	388,534
Goodyear Lastikleri	8,061	268,071
Gubre Fabrikalari	150,897	342,944
Ipek Matbacilik Sanayi Ve Ticaret*	302,419	195,761
Is Yatirim Menkul Degerler	92,770	47,710
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl B*	276,830	312,335
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	577,680
Pinar Entegre Et ve Un Sanayi	5,162	20,405
Sasa Polyester Sanayi*	490,062	417,571
Soda Sanayii	137,867	293,861
Tat Gida Sanayi*	241,693	397,943
Tekfen Holding*	996,970	2,334,770
Tofas Turk Otomobil Fabrikasi	49,628	330,366
Trakya Cam Sanayii	1,618,185	2,373,963
Turk Hava Yollari*	4,118,616	15,718,326
Turk Sise ve Cam Fabrikalari	4,547,961	7,099,292
Turkiye Is Bankasi, Cl C	5,445,079	15,784,038
Turkiye Petrol Rafinerileri	264,204	5,726,297
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	389,786
Vestel Elektronik Sanayi ve Ticaret*	791,351	1,936,560

		76,191,663

United Arab Emirates — 0.1%
Air Arabia*	4,385,579	1,979,528

TOTAL COMMON STOCK (Cost $1,457,243,876)		1,649,994,214

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

PREFERRED STOCK — 4.2%
	Shares	Value

Brazil — 4.2%
AES Tiete	39,100	$241,311
Banco Bradesco	1,700,300	21,373,752
Banco do Estado do Rio Grande do Sul	81,500	370,558
Braskem, Ser A	947,210	4,394,956
Cia Brasileira de Distribuicao	424,901	14,109,263
Cia Energetica de Minas Gerais	2,264,616	10,051,831
Cia Energetica de Sao Paulo	406,100	3,565,719
Cia Paranaense de Energia, Ser B	303,800	3,532,492
Embratel Participacoes*	60	—
Metalurgica Gerdau, Cl A	858,000	3,146,453
San Carlos Empreendimentos e Participacoes*(A)	455	—
Suzano Papel e Celulose, Cl A	342,600	1,387,892
Telefonica Brasil	557,600	10,348,823

TOTAL PREFERRED STOCK (Cost $107,295,240)		72,523,050

SHORT-TERM INVESTMENT — 0.4%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $7,281,433)	7,281,433	7,281,433

TOTAL INVESTMENTS— 99.8% (Cost $1,571,820,549)†		$1,729,798,697

Percentages are based on Net Assets of $1,733,672,858.

*	Non-income producing security.

‡	Real Estate Investment Trust
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2015 was $5,394,380 and represented 0.3% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2015.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,571,820,549, and the unrealized appreciation and depreciation were $284,565,705 and $(126,587,557), respectively.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depositary Receipt

Ser —	Series

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2015 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$6,115,638	$—	$—		$6,115,638
Brazil	133,226,645	—	2		133,226,647
Chile	10,243,495	—	—		10,243,495
China	37,308,472	206,303,237	284,478		243,896,187
Czech Republic	—	1,148,521	—		1,148,521
Egypt	—	3,672,435	—		3,672,435
Greece	668,700	—	—		668,700
Hong Kong	17,071	56,978,589	5,109,900		62,105,560
India	34,422,290	181,113,693	—		215,535,983
Indonesia	3,531,324	16,573,243	—		20,104,567
Malaysia	539,303	42,419,423	—		42,958,726
Mexico	72,118,637	—	—		72,118,637
Panama	1,366,363	—	—		1,366,363
Peru	6,677,080	—	—		6,677,080
Philippines	451,754	8,192,797	—		8,644,551
Poland	540,521	25,955,439	—		26,495,960
Russia	2,818,442	3,000,862	—		5,819,304
South Africa	11,715,444	95,667,966	—		107,383,410
South Korea	18,218,243	277,472,531	—		295,690,774
Taiwan	28,137,963	208,161,568	—		236,299,531
Thailand	370,060	71,280,894	—		71,650,954
Turkey	410,191	75,781,472	—		76,191,663
United Arab Emirates	—	1,979,528	—		1,979,528

Total Common Stock	368,897,636	1,275,702,198	5,394,380		1,649,994,214

Preferred Stock	72,523,050	—	—	^	72,523,050
Short-Term Investment	7,281,433	—	—		7,281,433

Total Investments in Securities	$448,702,119	$1,275,702,198	$5,394,380		$1,729,798,697

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents security labeled as Level 3 in which the market value is $0 or has been rounded to $0.

For the period ended January 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, securities with a total market value of $1,275,702,198 were transferred from Level 1 to Level 2.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1600

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 94.3%
	Face Amount (000)(1)		Value
Angola — 2.0%
Republic of Angola Via Northern Lights III 7.000%, 08/16/19		285	$276,450
7.000%, 08/16/19		550	532,125

			808,575

Armenia — 0.7%
Republic of Armenia 6.000%, 09/30/20		290	280,575

Belarus — 0.5%
Republic of Belarus 8.750%, 08/03/15		220	203,298

Brazil — 8.0%
Brazil Notas do Tesouro Nacional, Ser B 6.000%, 08/15/18	BRL	1,250	1,220,636
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/21	BRL	5,057	1,732,537
10.000%, 01/01/23	BRL	858	289,537

			3,242,710

Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/24	CLP	455,000	822,056

Colombia — 6.2%
Colombia Government International Bond 4.375%, 03/21/23	COP	684,000	257,397
Colombian TES 10.000%, 07/24/24	COP	2,470,300	1,254,396
6.000%, 04/28/28	COP	1,751,000	653,833
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/23 (A)	COP	864,000	340,820

			2,506,446

Dominican Republic — 2.9%
Dominican Republic International Bond 18.500%, 02/04/28	DOP	13,700	410,731
16.000%, 07/10/20 (A)	DOP	4,600	127,771
15.000%, 04/05/19 (A)	DOP	17,300	453,286
14.500%, 02/10/23 (A)	DOP	6,700	170,436

			1,162,224

Ecuador — 2.5%
Ecuador Government International Bond 7.950%, 06/20/24 (A)		555	489,787
7.950%, 06/20/24		615	544,275

			1,034,062

Ethiopia — 1.2%
Federal Democratic Republic of Ethiopia 6.625%, 12/11/24 (A)		500	491,875

Grenada — 0.2%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	97,500

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Hungary — 1.6%
Hungary Government Bond 6.000%, 11/24/23	HUF	142,220	$648,709

Indonesia — 9.4%
Indonesia Treasury Bond 11.000%, 11/15/20	IDR	1,550,000	146,037
11.000%, 09/15/25	IDR	954,000	96,774
10.250%, 07/15/22	IDR	2,600,000	243,670
10.000%, 02/15/28	IDR	5,033,000	486,712
9.500%, 05/15/41	IDR	680,000	64,166
9.000%, 03/15/29	IDR	2,630,000	239,799
8.375%, 03/15/24	IDR	4,207,000	362,000
8.375%, 03/15/34	IDR	13,115,000	1,131,622
7.875%, 04/15/19	IDR	4,270,000	349,724
6.625%, 05/15/33	IDR	9,922,000	717,000

			3,837,504

Kenya — 0.7%
Kenya Government Bond 11.553%, 12/21/15	KES	25,500	279,524

Malaysia — 4.4%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	390,461
4.498%, 04/15/30	MYR	3,585	1,029,645
4.181%, 07/15/24	MYR	1,235	349,876

			1,769,982

Mexico — 8.9%
Mexican Bonos 10.000%, 12/05/24	MXN	6,100	554,276
8.500%, 05/31/29	MXN	7,390	631,915
8.500%, 11/18/38	MXN	2,510	223,480
Mexican Udibonos 4.500%, 12/04/25	MXN	1,280	540,762
4.500%, 11/22/35	MXN	4,285	356,932
2.000%, 06/09/22	MXN	7,487	493,382
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	804,907

			3,605,654

Mozambique — 1.0%
EMATUM Via Mozambique EMATUM Finance 2020 6.305%, 09/11/20		455	422,012

Peru — 2.4%
Peru Government Bond 6.950%, 08/12/31	PEN	2,635	976,375

Philippines — 1.4%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	266,482
4.950%, 01/15/21	PHP	12,000	289,842

			556,324

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Poland — 4.6%
Poland Government Bond 5.750%, 04/25/29	PLN	1,695	$659,786
4.000%, 10/25/23	PLN	3,835	1,208,148

			1,867,934

Russia — 0.3%
Russian Federal Bond — OFZ 7.050%, 01/19/28	RUB	11,600	105,569

Serbia — 1.8%
Serbia Treasury Bonds 10.000%, 03/20/21	RSD	30,330	261,206
10.000%, 06/05/21	RSD	31,540	266,868
10.000%, 10/23/24	RSD	28,500	215,962

			744,036

South Africa — 9.8%
South Africa Government Bond 8.750%, 01/31/44	ZAR	7,900	755,153
8.750%, 02/28/48	ZAR	5,875	558,491
7.750%, 02/28/23	ZAR	11,380	1,030,015
7.250%, 01/15/20	ZAR	4,765	420,175
7.000%, 02/28/31	ZAR	10,835	883,455
6.250%, 03/31/36	ZAR	4,370	319,098

			3,966,387

Supra-National — 2.4%
International Finance MTN 7.800%, 06/03/19	INR	22,180	394,320
6.300%, 11/25/24	INR	34,370	578,166

			972,486

Tanzania — 1.5%
United Republic of Tanzania 6.329%, 03/09/20 (C)		610	616,100

Thailand — 0.9%
Thailand Government Bond 4.875%, 06/22/29	THB	6,060	228,348
3.775%, 06/25/32	THB	4,250	136,616

			364,964

Turkey — 8.8%
Turkey Government Bond 9.500%, 01/12/22	TRY	2,845	1,319,925
8.800%, 11/14/18	TRY	870	378,400
7.100%, 03/08/23	TRY	2,600	1,059,641
2.800%, 11/08/23	TRY	1,650	806,108

			3,564,074

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/Shares		Value
Uganda — 2.9%
Republic of Uganda Government Bond 14.625%, 11/01/18	UGX	330,900	$110,481
14.000%, 03/24/16	UGX	540,000	190,810
13.750%, 07/11/19	UGX	420,000	139,104
12.875%, 05/19/16	UGX	1,220,000	411,967
12.875%, 07/14/16	UGX	530,000	179,456
11.000%, 01/21/21	UGX	245,000	67,913
10.750%, 05/31/18	UGX	200,000	60,414

			1,160,145

Uruguay — 2.3%
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	167,637
10.500%, 03/21/15	UYU	5,780	235,571
9.500%, 01/27/16	UYU	3,000	122,979
Uruguay Treasury Bills 15.903%, 08/20/15 (D)	UYU	2,170	82,446
13.084%, 07/28/16 (D)	UYU	3,800	128,259
12.923%, 01/04/16 (D)	UYU	5,600	204,702

			941,594

Venezuela — 1.6%
Petroleos de Venezuela 5.000%, 10/28/15		748	641,410

Zambia — 1.4%
Zambia Government Bond 15.000%, 08/15/23	ZMW	320	35,389
14.000%, 08/16/18	ZMW	290	36,493
13.000%, 09/01/22	ZMW	2,800	288,181
11.000%, 09/02/17	ZMW	1,765	223,650

			583,713

TOTAL GLOBAL BONDS (Cost $41,197,080)			38,273,817

WARRANT — 0.4%
Central Bank of Nigeria, Expires 11/15/20 (C) (Cost $242,500)		1,250	172,500

SHORT-TERM INVESTMENT — 4.5%
Reich & Tang Daily Money Market Fund, Institutional Class, 0.040% (E) (Cost $1,807,754)		1,807,754	1,807,754

TOTAL INVESTMENTS — 99.2% (Cost $43,247,334)†			$40,254,071

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
2/6/15	USD	2,302,472	CLP	(1,418,000,000)	$(2,236,695)	$65,777
3/26/15-8/12/15	USD	1,368,429	CNH	(8,506,280)	(1,340,626)	27,803
6/11/15	EUR	997,208	CZK	(27,500,000)	1,128,383	6,982
6/11/15	CZK	27,500,000	EUR	(1,005,374)	1,121,401	(16,223)
3/30/15	HUF	132,485,000	EUR	(420,719)	480,899	5,235
2/27/15	PLN	1,010,000	EUR	(240,493)	272,415	598
2/19/15	RON	835,000	EUR	(186,072)	212,669	2,375
4/20/15	USD	1,252,814	EUR	(1,085,000)	(1,226,952)	25,862
3/30/15	EUR	419,554	HUF	(132,485,000)	474,347	(6,552)
3/3/15	USD	826,172	IDR	(10,960,000,000)	(860,985)	(34,813)
4/13/15	USD	997,708	ILS	(4,004,000)	(1,018,669)	(20,961)
7/2/15	USD	477,682	INR	(30,500,000)	(477,559)	123
2/5/15-4/2/15	USD	1,630,648	KRW	(1,765,000,000)	(1,611,340)	19,308
7/20/15	USD	406,953	MAD	(3,980,000)	(408,232)	(1,279)
2/4/15-4/7/15	USD	2,416,100	MXN	(35,259,817)	(2,347,284)	68,816
3/5/15	USD	1,385,443	PEN	(4,121,000)	(1,339,228)	46,215
2/25/15	USD	276,402	PLN	(965,000)	(260,298)	16,104
2/19/15	EUR	256,800	RON	(1,150,000)	290,228	(2,669)
3/20/15	EUR	176,353	RSD	(22,000,000)	199,364	(84)
3/4/15	USD	628,900	RUB	(45,155,000)	(645,027)	(16,127)
3/16/15	USD	2,069,802	TRY	(4,960,000)	(2,009,153)	60,649
4/20/15-6/8/15	USD	766,134	UGX	(2,260,000,000)	(770,155)	(4,021)
4/22/15	BRL	1,765,000	USD	(668,094)	642,979	(25,115)
2/6/15	CLP	814,030,000	USD	(1,352,289)	1,284,018	(68,271)
3/26/15-8/12/15	CNH	8,506,280	USD	(1,358,089)	1,340,626	(17,463)
4/28/15	COP	1,325,000,000	USD	(547,453)	538,695	(8,758)
4/6/15	CRC	194,769,000	USD	(335,000)	355,076	20,076
3/9/15-1/26/16	EGP	6,144,380	USD	(734,257)	720,126	(14,131)
4/14/15-4/20/15	EUR	1,027,000	USD	(1,193,779)	1,161,333	(32,446)
2/6/15	HUF	410,000,000	USD	(1,606,363)	1,490,582	(115,781)
3/3/15	IDR	3,540,000,000	USD	(281,131)	278,092	(3,039)
4/13/15	ILS	4,004,000	USD	(1,007,727)	1,018,669	10,942
7/2/15	INR	30,500,000	USD	(476,265)	477,560	1,295
2/5/15-4/2/15	KRW	1,765,000,000	USD	(1,594,883)	1,611,340	16,457
7/20/15	MAD	3,980,000	USD	(448,451)	408,232	(40,219)
2/26/15-4/7/15	MXN	36,697,000	USD	(2,584,515)	2,440,973	(143,542)
4/28/15	MYR	3,590,000	USD	(990,290)	982,376	(7,914)
2/9/15-11/13/15	NGN	308,257,500	USD	(1,699,210)	1,528,212	(170,998)
3/5/15	PEN	2,925,000	USD	(984,351)	950,556	(33,795)
2/25/15	PLN	7,703,000	USD	(2,271,508)	2,077,792	(193,716)
2/17/15	RON	1,580,000	USD	(422,825)	402,423	(20,402)
3/4/15-3/16/15	RUB	91,725,000	USD	(1,568,873)	1,306,533	(262,340)
4/20/15	THB	90,170,000	USD	(2,735,242)	2,744,431	9,189
2/2/15-12/12/16	TRY	7,600,917	USD	(3,003,589)	2,873,614	(129,975)
4/28/15	UAH	12,195,000	USD	(893,407)	715,460	(177,947)
3/18/15-9/18/15	ZAR	35,014,709	USD	(3,011,156)	2,943,953	(67,203)
2/27/15-3/27/15	USD	2,967,602	ZAR	(34,017,709)	(2,902,126)	65,476
10/13/15	USD	280,537	ZMW	(2,090,000)	(280,674)	(137)

						$(1,166,639)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	$12,305,348	$(12,777,022)	$(471,674)
Citigroup	14,355,331	(14,579,836)	(224,505)
State Street	13,221,840	(13,474,639)	(252,799)
UBS	14,644,630	(14,862,291)	(217,661)

			$(1,166,639)

For the period ended January 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Outstanding swap agreements held by the Fund at January 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation
Barclays	6-Month WIBOR	1.70%	10/24/2016	PLN	7,665,000	$4

For the period ended January 31, 2015, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Currency Legend

BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	KES	Kenyan Shilling	THB	Thai Baht
CNH	Chinese Offshore Yuan Renminbi	KRW	Korean Won	TRY	Turkish Lira
COP	Colombian Peso	MAD	Moroccan Dirham	UAH	Ukrainian Hryvnia
CRC	Costa Rican Colon	MXN	Mexican Peso	UGX	Ugandan Shilling
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD	U.S. Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyption Pound	PEN	Peruvian Nuevo Sol	ZAR	South African Rand
EUR	Euro Dollar	PHP	Philippine Peso	ZMW	Zambian Kwacha
HUF	Hungarian Forint	PLN	Polish Zloty
IDR	Indonesia Rupiah	RON	Romanian Leu
ILS	Israeli Shekel	RSD	Serbian Dinar

Percentages are based on Net Assets of $40,594,893.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Floating rate security—Rate disclosed is the rate in effect on January 31, 2015.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	The rate reported is the 7-day effective yield as of January 31, 2015.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $43,247,334, and the unrealized appreciation and depreciation were $352,436 and $(3,345,699), respectively.

MTN – Medium Term Note

Ser – Series

WIBOR – Warsaw Interbank Offered Rate

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JANUARY 31, 2015 (Unaudited)

The summary of inputs used to value the Fund’s net assets as of January 31, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$38,273,817	$—	$38,273,817
Warrant	—	172,500	—	172,500
Short-Term Investment	1,807,754	—	—	1,807,754

Total Investments in Securities	$1,807,754	$38,446,317	$—	$40,254,071

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation*	$—	$469,282	$—	$469,282
Forward Contracts – Depreciation*	—	(1,635,921)	—	(1,635,921)
Swaps – Appreciation*	—	4	—	4

Total Other Financial Instruments	$—	$(1,166,635)	$—	$(1,166,635)

* Forward contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between levels, if any, are considered to have occurred at the end of the period. For the period ended January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015